                                   ===AST===

November 2002

----------------------------------------------------
          ALLMERICA SECURITIES TRUST FACTS
At September 30, 2002
Market Value                                   $9.92
Net Asset Value                              $10.732
Total Net Assets (000's)                     $92,211
Shares Outstanding (000's)                     8,592
* Net Investment Income Per Share              $0.47
* Increase/Decrease in
  Per Share Value Resulting
  from Investment Operations                   $0.62
Total Returns at 9/30/02
  Allmerica Securities Trust
  Three Months                                 4.06%
  Twelve Months                                6.05%
  Lehman Brothers U.S. Credit Index
  Bond Index
  Three Months                                 4.48%
  Twelve Months                                8.19%

* For nine months ended September 30, 2002
----------------------------------------------------

Allmerica Securities Trust returned 4.06% for the third quarter of 2002, underperforming its benchmark, the Lehman Brothers U.S. Credit Index*, which returned 4.48%. A weak equity market and rising geopolitical risks sent U.S. Treasury yields plunging and prices rising during the quarter. In the month of September alone, the yield on the 5-year Treasury note declined 65 basis points, helping to boost the portfolio's positive quarterly performance.

The Trust's sector positioning was partly to blame for the shortfall relative to its benchmark, since the performance of corporate bonds in the third quarter was disappointing. The high yield sector was down nearly 3% and the Trust's exposure in this area detracted from performance. The Trust's overweighting in the auto sector hurt performance because of investors' fears of continued weak profits and the residual effects of zero percent financing offers. Other securities suffered from similar profit worries as third quarter earnings from corporate America may come in weaker than expected. Holdings in the cable sector, in particular, did poorly during the period, and energy generation bonds were also weak.

Interest rates could fall somewhat further, as evidenced by the Federal Reserve Board's latest policy statement noting that the risks in the economy are weighted toward economic weakness. Geopolitical tensions related to a possible conflict with Iraq could also put downward pressure on interest rates. In addition, equity market turmoil has exacerbated the flight-to-quality into U.S. Treasury securities. With interest rates at 41-year lows, however, the potential for significant future fixed-income price appreciation may be limited.

Inflation was not an issue during the third quarter of 2002, as widespread price competition and the effects of a weak global economy resulted in a lack of corporate pricing power. Real estate prices rose during the period and sales of new homes increased 2% to a record level in August. However, sales of existing homes declined by 1.7%. The labor market remained in a state of flux during the quarter as high profile layoffs in the technology and transportation industries seemed to dominate the headlines. The number of first-time filers for state unemployment benefits rose to a higher-than-expected 417,000 during the last full week of September, and the four-week moving average of claims rose to a five-month high. Bucking this trend, however, the September unemployment rate fell to 5.6%, down from 5.9% in June.
                                                          Continued on back page

----------------------------
 U.S. Treasury Yield Curves

            Bond Equivalent
MATURITY    Yield Percentage
          12/31/01    09/30/02
3 Mo.       1.72%       1.55%
6 Mo.       1.79        1.50
2 Yr.       3.02        1.68
5 Yr.       4.30        2.56
10 Yr.      5.05        3.59
30 Yr.      5.47        4.67
----------------------------

Allmerica Securities Trust is a Massachusetts Business Trust under an Agreement and Declaration of Trust dated February 26, 1986 as amended and on file with the Secretary of the Commonwealth of Massachusetts. This document is prepared by the Trustees or Officers as such and not individually, and no obligation of the Trust shall be binding upon any of the Trustees, Officers or Shareholders, but shall only bind the assets and property of the Trust.

--------------------------------------------------------------------------------
                           ALLMERICA SECURITIES TRUST
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, SEPTEMBER 30, 2002 (UNAUDITED)

                                               MOODY'S
 PAR VALUE                                     RATINGS         VALUE
 ---------                                     -------         -----

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.8%
              FANNIE MAE - 0.6%
$   500,000   5.00%, 12/25/18                    Aaa       $    516,310
                                                           ------------

              FREDDIE MAC - 2.2%
    200,000   3.00%, 07/15/21                    Aaa            201,445
    278,519   5.00%, 05/15/21                    Aaa            291,798
  1,243,134   6.00%, 10/15/07 - 05/15/29         Aaa          1,284,903
    250,000   6.25%, 10/15/22                    Aaa            265,356
                                                           ------------
                                                              2,043,502
                                                           ------------
              TOTAL U.S. GOVERNMENT AGENCY
              MORTGAGE-BACKED OBLIGATIONS                     2,559,812
              (Cost $2,513,365)                            ------------

U.S. GOVERNMENT AND Agency OBLIGATIONS - 20.5%
              FANNIE MAE - 5.8%
    300,000   4.25%, 02/11/05                    Aaa            302,714
    350,000   5.15%, 05/03/07                    Aaa            371,110
  1,300,000   5.25%, 08/14/06 (b)                Aaa          1,334,373
    750,000   6.25%, 02/01/11, Subordinated      Aa2            832,922
    750,000   6.25%, 07/19/11 (b)                Aaa            788,957
  1,500,000   6.63%, 09/15/09                    Aaa          1,754,179
                                                           ------------
                                                              5,384,255
                                                           ------------
              FEDERAL HOME LOAN BANK - 1.5%
    425,000   4.51%, 11/07/06                    Aaa            450,234
    500,000   4.96%, 06/18/07                    Aaa            521,365
    325,000   7.63%, 05/14/10                    Aaa            403,781
                                                           ------------
                                                              1,375,380
                                                           ------------
              FREDDIE MAC - 0.9%
    250,000   5.75%, 03/15/09                    Aaa            279,444
    225,000   6.25%, 03/05/12                    Aa2            241,043
    250,000   7.80%, 09/12/16                    Aaa            284,831
                                                           ------------
                                                                805,318
                                                           ------------
              U.S. TREASURY BONDS - 8.0%
  2,785,000   5.38%, 02/15/31 (b)                Aaa          3,094,831
    150,000   6.25%, 05/15/30 (b)                Aaa            183,012
    500,000   7.25%, 05/15/16                    Aaa            649,180
  1,250,000   7.25%, 08/15/22                    Aaa          1,651,465
  1,325,000   7.63%, 11/15/22 (b)                Aaa          1,818,459
                                                           ------------
                                                              7,396,947
                                                           ------------
              U.S. TREASURY NOTES - 4.3%
  1,150,000   4.38%, 05/15/07                    Aaa          1,241,236
  1,915,000   4.88%, 02/15/12 (b)                Aaa          2,109,867
    225,000   5.88%, 02/15/04                    Aaa            238,219
    300,000   6.50%, 02/15/10                    Aaa            362,039
                                                           ------------
                                                              3,951,361
                                                           ------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS                             18,913,261
              (Cost $17,368,487)                           ------------

CORPORATE NOTES AND BONDS  - 55.1%
              AUTOMOTIVE - 5.8%
  500,000     DaimlerChrysler North America Holding Corp.
              8.50%, 01/18/31                    A3             594,575
  825,000     Ford Motor Co.
              7.45%, 07/16/31                    Baa1           678,980
1,100,000     Ford Motor Credit Corp.
              6.50%, 01/25/07                    A3           1,061,534
  400,000     Ford Motor Credit Corp.
              6.88%, 02/01/06                    A3             393,687
1,000,000     Ford Motor Credit Corp.
              7.88%, 06/15/10                    A3             986,168
  500,000     General Motors Acceptance Corp., MTN
              6.88%, 09/15/11                    A2             487,396
  500,000     General Motors Acceptance Corp.
              8.00%, 11/01/31                    A2             484,636
  700,000     General Motors Corp.
              7.20%, 01/15/11                    A3             699,460
                                                           ------------
                                                              5,386,436
                                                           ------------
              BANKING - 10.7%
  500,000     Associated Banc Corp.
              6.75%, 08/15/11                    Baa1           561,970
1,000,000     Bank of New York Co., Inc.
              6.38%, 04/01/12                    A1           1,139,007
  550,000     BB&T Corp.
              6.38%, 06/30/05 (b) (c)            A2             598,111
1,400,000     Capital One Financial Corp.
              7.25%, 12/01/03                    Baa3         1,312,766
  600,000     Citifinancial
              6.75%, 07/01/07                    Aa1            677,385
  500,000     Firstar Corp.
              7.13%, 12/01/09                    Aa3            576,683
  500,000     Inter-American Development Bank
              4.38%, 09/20/12                    Aaa            507,170
  250,000     MBNA Corp., MTN
              6.25%, 01/17/07                    Baa2           258,885
   85,000     MBNA Corp.
              7.50%, 03/15/12                    Baa2            89,683
  500,000     National City Bank of Indiana
              4.88%, 07/20/07                    Aa3            534,616
  250,000     Northern Trust Co.
              6.65%, 11/09/04                    Aa3            271,895
  500,000     Sovereign Bancorp, Inc.
              8.63%, 03/15/04                    Ba2            521,372
  200,000     Suntrust Banks, Inc.
              6.38%, 04/01/11                    Aa3            226,531
  300,000     Suntrust Banks, Inc.
              7.75%, 05/01/10                    A1             365,282
  500,000     U.S. Bancorp
              5.10%, 07/15/07                    Aa3            538,324
  600,000     Wachovia Bank N.A.
              4.85%, 07/30/07                    Aa3            638,993
1,000,000     Wells Fargo Co.
              5.13%, 09/01/12                    Aa3          1,035,220
                                                           ------------
                                                              9,853,893
                                                           ------------
              BEVERAGES, FOOD & Tobacco - 0.6%
  500,000    Conagra Foods, Inc.
              7.50%, 09/15/05                    Baa1           560,960
                                                           ------------
              CHEMICALS - 1.4%
  200,000     Du Pont (E.I.) De Nemours and Co.
              8.25%, 09/15/06                    Aa3            238,624
1,000,000     RPM, Inc., Senior Notes
              7.00%, 06/15/05                    Baa3         1,040,252
                                                           ------------
                                                              1,278,876
                                                           ------------
              COMMERCIAL SERVICES - 1.8%
  500,000     Allied Waste North America
              8.50%, 12/01/08                    Ba3            475,000
  550,000     Pitney Bowes Credit Corp.
              8.55%, 09/15/09                    Aa3            676,602
  490,000     USA Waste Services, Inc.
              7.00%, 10/01/04                    Ba1            504,997
                                                           ------------
                                                              1,656,599
                                                           ------------
              COMMUNICATIONS - 0.5%
  500,000     AOL Time Warner, Inc.
              6.15%, 05/01/07 (b)                Baa1           461,875
                                                           ------------
              COSMETICS & PERSONAL CARE - 1.7%
  300,000     Procter & Gamble Co.
              4.75%, 06/15/07                    Aa3            322,112
1,000,000     Procter & Gamble Co.
              8.50%, 08/10/09                    Aa3          1,266,327
                                                           ------------
                                                              1,588,439
                                                           ------------
              ELECTRIC UTILITIES - 5.9%
  550,000     Amerenenergy Generating
              7.75%, 11/01/05                    A3             608,591
  535,000     Dominion Resources, Inc.
              7.60%, 07/15/03                    Baa1           552,031
  500,000     Duke Energy Field Services Corp.
              7.50%, 08/16/05                    Baa2           515,116
  780,000     East Coast Power LLC
              7.07%, 03/31/12                    Baa3           739,105
  225,000     Florida Power & Light
              6.88%, 12/01/05                    Aa3            250,502
  600,000     Gulf States Utilities
              8.25%, 04/01/04                    Baa3           643,232
  250,000     Oncor Electric Delivery Co.
              7.00%, 05/01/32 (d)                A3             264,266
  500,000     Pinnacle Partners
              8.83%, 08/15/04 (d)                Ba1            474,900
1,270,000     Sithe/Independence Funding Corp., Series A
              9.00%, 12/30/13                    Baa2         1,406,601
                                                           ------------
                                                              5,454,344
                                                           ------------
              ENTERTAINMENT & LEISURE - 1.3%
  500,000     Harrah's Operating Co., Inc.
              7.13%, 06/01/07                    Baa3           550,622
  350,000     Park Place Entertainment Corp.
              8.13%, 05/15/11                    Ba2            357,000
  300,000     Time Warner Cos., Inc.
              7.57%, 02/01/24                    Baa1           245,625
                                                           ------------
                                                              1,153,247
                                                           ------------
              FINANCIAL SERVICES - 3.6%
  500,000     Citigroup, Inc.
              6.63%, 06/15/32                    Aa2            521,260
  500,000     Countrywide Home Loans, Inc.
              7.26%, 05/10/04                    A3             532,118
  500,000     General Electric Capital Corp.
              8.75%, 05/21/07                    Aaa            606,695
  575,000     Household Finance Corp.
              8.00%, 07/15/10                    A2             594,138
1,000,000     KFW International Finance, Inc.
              4.25%, 04/18/05                    Aaa          1,044,899
                                                           ------------
                                                              3,299,110
                                                           ------------
              FOOD RETAILERS - 1.2%
  500,000     Kroger Co.
              6.75%, 04/15/12                    Baa3           547,429
  500,000     Safeway, Inc.
              9.65%, 01/15/04 (b)                Baa3           544,800
                                                           ------------
                                                              1,092,229
                                                           ------------
              FOREST PRODUCTS & PAPER - 1.6%
  350,000     International Paper Co.
              7.50%, 05/15/04                    Baa2           374,844
  500,000     Kimberly-Clark Corp.
              7.10%, 08/01/07                    Aa2            585,827
  450,000     Weyerhauser Co.
              7.38%, 03/15/32 (d)                Baa2           484,529
                                                           ------------
                                                              1,445,200
                                                           ------------
              HEALTH CARE PROVIDERS - 0.6%
  250,000     Columbia/HCA Healthcare Corp.
              6.91%, 06/15/05                    Ba1            261,549
  425,000     HealthSouth Corp.
              7.63%, 06/01/12 (d)                Ba3            295,375
                                                           ------------
                                                                556,924
                                                           ------------
              HOME CONSTRUCTION, FURNISHINGS & APPLIANCES - 0.6%
  500,000     Pulte Corp.
              8.13%, 03/01/11                    Baa3           560,074
                                                           ------------
              LODGING - 0.2%
  200,000     Starwood Hotels & Resorts Worldwide, Inc.
              7.88%, 05/01/12 (d)                Ba1            194,500
                                                           ------------
              MEDIA - BROADCASTING & PUBLISHING - 2.5%
  270,000     Belo Corp.
              8.00%, 11/01/08                    Baa3           297,138
  425,000     Charter Communications Holdings LLC
              8.63%, 04/01/09                    B2             261,375
  400,000     Continental Cablevision, Inc., Senior Notes
              8.30%, 05/15/06                    Baa3           390,000
  500,000     News America Holdings, Inc.
              7.38%, 10/17/08                    Baa3           530,206
  200,000     News America Holdings, Inc.
              8.50%, 02/15/05                    Baa3           213,736
  500,000     Viacom, Inc.
              7.70%, 07/30/10                    A3             587,476
                                                           ------------
                                                              2,279,931
                                                           ------------
              OIL & GAS - 7.0%
2,000,000     ANR Pipeline Co., Debenture
              9.63%, 11/01/21                    Baa2         1,820,000
  500,000     Conoco Funding Co.
              5.45%, 10/15/06 (b)                A3             537,736
  500,000     Enterprise Products
              8.25%, 03/15/05                    Baa2           556,685
  500,000     Occidental Petroleum Corp.
              6.50%, 04/01/05                    Baa2           542,503
  195,000     Ocean Energy, Inc.
              7.88%, 08/01/03                    Baa3           196,463
  500,000     Oryx Energy Co.
              8.00%, 10/15/03                    Baa2           525,141
  250,000     Oryx Energy Co.
              8.13%, 10/15/05                    Baa2           284,736
  175,000     Parker & Parsley Petroleum Co.
              8.88%, 04/15/05                    Ba1            183,450
  625,000     Phillips Petroleum
              8.50%, 05/25/05                    A3             715,349
  600,000     Texaco Capital, Inc.
              8.25%, 10/01/06                    Aa3            715,750
  400,000     XTO Energy, Inc.
              7.50%, 04/15/12 (b)                Ba2            420,000
                                                           ------------
                                                              6,497,813
                                                           ------------
              PHARMACEUTICALS - 1.4%
  500,000     Cardinal Health, Inc.
              6.75%, 02/15/11                    A2             573,550
  120,000     Johnson & Johnson
              6.73%, 11/15/23                    Aaa            138,953
  500,000     Zeneca Wilmington
              7.00%, 11/15/23                    Aa2            585,329
                                                           ------------
                                                              1,297,832
                                                           ------------
              RETAILERS - 1.1%
  400,000     J.C. Penney Co., Inc.
              6.00%, 05/01/06                    Ba3            354,000
  500,000     Wal-Mart Stores, Inc.
              7.55%, 02/15/30                    Aa2            641,544
                                                           ------------
                                                                995,544
                                                           ------------
              SECURITIES BROKER - 3.3%
  540,000     Bear Stearns Cos., Inc.
              7.80%, 08/15/07                    A2             629,252
  500,000     Goldman Sachs Group, Inc.
              6.88%, 01/15/11                    Aa3            554,650
  444,294     Jones (Edward D.) & Co., LP
              7.95%, 04/15/06 (e)                NR             469,925
  550,000     Legg Mason, Inc., Senior Note
              6.50%, 02/15/06                    Baa1           601,637
  250,000     Morgan Stanley Dean Witter & Co.
              6.60%, 04/01/12                    Aa3            271,957
  500,000     Morgan Stanley Dean Witter & Co.
              6.75%, 04/15/11                    Aa3            546,615
                                                           ------------
                                                              3,074,036
                                                           ------------
              TELEPHONE SYSTEMS - 1.2%
  500,000     US West Communications, Inc.
              6.38%, 10/15/02                    Ba3            498,125
  500,000     Verizon Florida, Inc.
              6.13%, 01/15/13                    Aa3            506,405
  125,000     Verizon Wireless, Inc.
              2.22%, 12/17/03 (d)                A2             119,818
                                                           ------------
                                                              1,124,348
                                                           ------------
              TRANSPORTATION - 1.1%
  225,000     Burlington Northern Santa Fe Corp.
              7.88%, 04/15/07                    Baa2           262,950
  500,000     Consolidated Rail Corp.
              9.75%, 06/15/20                    Baa2           711,223
                                                           ------------
                                                                974,173
                                                           ------------
              TOTAL CORPORATE NOTES AND BONDS                50,786,383
              (Cost $49,652,589)                           ------------

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (f) - 11.2%
1,000,000     American Airlines, Inc., Pass-Through
              Trust, Series 1991 - C2
              9.73%, 09/29/14                    Ba3            977,120
  250,000     Bear Stearns Mortgage Securities, Inc.,
              Series 1999-WF2, Class A2, CMO
              7.08%, 06/15/09                    Aaa            289,908
  500,000     Chase Manhattan Auto Owner Trust,
              Series 2002-A, Class A4
              4.24%, 09/15/08                    Aaa            521,786
  300,000     Citibank Credit Card Issuance Trust,
              Series 2000-Cl, CMO
              6.88%, 11/16/09                    Aaa            346,774
  500,000     CS First Boston Mortgage Securities Corp.,
              Series 2001-CK3, Class A2
              6.04%, 06/15/34                    Aaa            545,434
  250,000     DaimlerChrysler Auto Trust
              2.93%, 06/06/06                    Aaa            253,359
  500,000     General Electric Capital Commercial
              Mortgage Corp., Series 2002-1A, Class C, CMO
              6.47%, 12/10/35                    A1             558,524
1,000,000     Government Lease Trust, Series GSA1, Class A-2
              6.18%, 05/18/05 (d)                Aaa          1,061,824
  120,953     Green Tree Recreation Equipment & Consumer Trust,
              Series 1997-B, Class A1, CMO
              6.55%, 07/15/28 (g)                AAA            123,622
  500,000     GS Mortgage Securities Corp. II,
              Series 1997-GL, Class A2D
              6.94%, 07/13/30                    Aaa            559,193
  250,000     MBNA Master Credit Card Trust,
              Series 1995-C, Class A
              6.45%, 02/15/08                    Aaa            275,240
  500,000     Merrill Lynch Mortgage Trust,
             Series 2002-MW1, Class C, CMO
              6.05%, 07/12/34                    A2             534,113
  250,000     Morgan Stanley Dean Witter Capital I,
              Series 2002-HQ, Class C
              6.75%, 04/15/34                    A2             282,818
  500,000     Morgan Stanley Dean Witter Capital I,
              Series 2002-IQ2, Class C, CMO
              6.12%, 04/15/15 (g)                A              534,775
  250,000     Morgan Stanley Dean Witter Capital I,
              Series 2002-TOP7, Class B, CMO
              6.08%, 01/15/39                    Aa2            274,858
  420,000     Toyota Auto Receivables Owner Trust,
              Series 2002-B, Cl A3
              3.76%, 06/15/06                    Aaa            431,707
1,000,000     Union Acceptance Corp., Series 2000-B,
              Class B
              7.73%, 01/08/08                    Aaa          1,097,648
1,013,838     United Air Lines, Inc., Pass-Through
              Certificate
              9.30%, 03/22/08                    Caa2           962,720
  650,000     USAA Auto Owner Trust, Series 2000-1, Class A4
              6.98%, 06/15/05                    Aaa            679,821
                                                           ------------
              TOTAL ASSET-BACKED AND
              MORTGAGE-BACKED SECURITIES                     10,311,244
              (Cost $9,922,802)                            ------------

FOREIGN GOVERNMENT OBLIGATIONS (a) - 2.4%
  475,000     Province of British Columbia
              5.38%, 10/29/08                    Aa2            523,956
  550,000     Province of Manitoba
              4.25%, 11/20/06                    Aa3            579,196
  500,000     Province of Quebec
              6.13%, 01/22/11                    A1             569,590
  500,000     Province of Quebec
              7.00%, 01/30/07                    A1             576,646
                                                           ------------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS            2,249,388
              (Cost $2,062,601)                            ------------

FOREIGN BONDS (a) - 5.8%
  595,000     Alberta Energy Co., Ltd.
              7.38%, 11/01/31                    Baa1           700,948
  375,000     Burlington Resources Finance Co.
              7.40%, 12/01/31                    Baa1           430,812
  500,000     Calpine Canada Energy Finance
              8.50%, 05/01/08 (b)                B1             205,000
  400,000     Canadian Natural Resources
              7.20%, 01/15/32                    Baa1           446,983
  355,000     Canadian Pacific, Ltd.
              9.45%, 08/01/21                    Baa2           493,819
  700,000     National Australia Bank
              8.60%, 05/19/10                    A1             877,458
  500,000     Shaw Communications, Inc.
              8.25%, 04/11/10                    Baa3           474,415
1,000,000     St. George Bank, Ltd., Yankee Debenture
              7.15%, 10/15/05 (d)                A3           1,124,324
  535,000     Stora Enso Oyj
              7.38%, 05/15/11                    Baa1           619,499
                                                           ------------
              TOTAL FOREIGN BONDS                             5,373,258
              (Cost $5,204,748)                            ------------

  SHARES                                                       VALUE
  ------                                                       -----
INVESTMENT COMPANY - 0.0%
        549   Marshall Money Market Fund         NR                 549
              (Cost $549)                                  ------------

TOTAL INVESTMENTS - 97.8%                                    90,193,895
(Cost $86,725,141)                                         ------------

NET OTHER ASSETS AND LIABILITIES - 2.2%                       2,017,087
                                                           ------------
TOTAL NET ASSETS - 100.0%                                  $ 92,210,982
                                                           ============
-----------------------------------------------------------------------
(a) U.S. currency denominated.
(b) All or a portion of this security is out on loan at September 30, 2002; the value of the securities loaned amounted to $9,245,243. The value of collateral amounted to $9,452,632 which consisted of cash equivalents.
(c) Variable rate security. The rate shown reflects rate in effect at period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, to qualified institutional buyers. At September 30, 2002, these securities amounted to $4,019,536 or 4.4% of net assets.
(e) Restricted Security - Represents ownership in a private placement investment which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. At September 30, 2002, these securities amounted to $469,925 or 0.5% of net assets.
(f) Pass Through Certificates.
(g) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
CMO Collateralized Mortgage Obligation
MTN Medium Term Note
NR  Not Rated

--------------------------------------------------------------------------------------
                         STATEMENT OF ASSETS AND LIABILITIES
                            SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------------
ASSETS:
   Investments:
      Investments at cost .............................................   $ 86,725,141
      Net unrealized appreciation (depreciation) ......................      3,468,754
                                                                          ------------
         Total investments at value ...................................     90,193,895
   Cash . .............................................................           266
   Receivable for investments sold ....................................      1,206,604
   Short-term investments held as collateral for securities loaned.....      9,457,632
   Interest and dividend receivables...................................      1,496,102
                                                                          ------------
         Total Assets .................................................    102,354,499
                                                                          ------------

LIABILITIES:
   Payable for investment purchased....................................        500,000
   Advisory fee payable ...............................................         47,174
   Trustees' fees and expenses payable ................................          4,963
   Accrued expenses and other payables ................................        133,748
   Collateral for securities loaned ...................................      9,457,632
                                                                          ------------
         Total Liabilities ............................................     10,143,517
                                                                          ------------
NET ASSETS ............................................................   $ 92,210,982
                                                                          ============

NET ASSETS CONSIST OF:
   Par Value ..........................................................   $  8,592,306
   Paid-in capital ....................................................     88,136,966
   Undistributed (distribution in excess of) net investment income ....       (259,918)
   Accumulated (distribution in excess of) net realized gain (loss
     on investments sold ..............................................     (7,727,126)
   Net unrealized appreciation (depreciation) of investments ..........      3,468,754
                                                                          ------------
TOTAL NET ASSETS ......................................................   $ 92,210,982
                                                                          ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING (10,000,000 AUTHORIZED
   SHARES WITH PAR VALUE OF $1.00) ....................................      8,592,306

NET ASSET VALUE
   Per share ..........................................................   $     10.732
                                                                          ============
MARKET VALUE (CLOSING PRICE ON NEW YORK STOCK EXCHANGE)
   Per share ..........................................................   $      9.920
                                                                          ============

--------------------------------------------------------------------------------------
                               STATEMENT OF OPERATIONS
               FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest (including income on securities loaned of $10,774) ........   $  4,585,584
                                                                          ------------

EXPENSES
   Investment advisory fees ...........................................        315,245
   Custodian and Fund accounting fees .................................         53,817
   Transfer agent fees ................................................         55,247
   Legal fees .........................................................          6,081
   Audit fees .........................................................         17,955
   Trustees' fees and expenses ........................................         18,823
   Reports to shareholders ............................................        106,782
   New York Stock Exchange fees .......................................         18,419
   Miscellaneous ......................................................          1,854
                                                                          ------------
      Total expenses ..................................................        594,223
                                                                          ------------
NET INVESTMENT INCOME .................................................      3,991,361
                                                                          ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments sold ....................     (2,815,763)
      Net change in unrealized appreciation (depreciation)
        of investments ................................................      3,959,316
                                                                          ------------
NET GAIN (LOSS) ON INVESTMENTS ........................................      1,143,553
                                                                          ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS ...................................   $  5,134,914
                                                                          ============
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
Continued from front page

Most forecasters believe that third quarter real GDP will rise at a significant annualized pace. Many homeowners have taken advantage of the latest refinancing boom by lowering their monthly payment or by borrowing money on better terms.
These are promising economic trends that may indicate less likelihood of a meaningful near-term Treasury securities rally. Given this backdrop, the Investment Manager may move the Trust's duration down, which might reduce its sensitivity to interest rate changes and thereby protect its value if interest rates begin to rise.

                         ------------------------------
                            Maturity Diversification

                          YEARS
                          -----
                         Under 3                    17%
                         3-5                        21%
                         5-10                       34%
                         10-20                      11%
                         20-Over                    17%
                         ------------------------------


Going forward, the Investment Manager may focus on the long term and maintain exposure to those issues with the greatest potential for outperformance in an improving economy. After a major stock market correction, economic recovery may be close at hand and corporate bonds could be the beneficiaries. The Investment
Manager believes that there is significant value in the portfolio that may be realized when and if the economy turns around.

* The Lehman Brothers U.S. Credit Index is an unmanaged index of all publicly issued, fixed-rate, non-convertible investment grade corporate debt. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            MOODY'S QUALITY RATINGS*
                     Percentage of Fund's Total Investments

                     A                                  19%
                     Aa                                 16%
                     Aaa                                32%
                     B                                   1%
                     Ba                                  6%
                     Baa                                24%
                     Caa                                 1%
                     Not Rated                           1%

* Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            SECURITY DIVERSIFICATION
                     Percentage of Fund's Total Investments

     U.S. Government Agency Mortgage-Backed Obligations             3%
     Foreign Government Obligations                                 3%
     Foreign Bonds                                                  6%
     Asset-Backed and Mortgage-Backed Securities                    11%
     U.S. Government and Agency Obligations                         21%
     Corporate Notes and Bonds                                      56%
--------------------------------------------------------------------------------

 Shareholder inquiries regarding account information may be directed to:
                                          The Bank of New York
                                          Shareholder Relations Department - 11E
                                          PO Box 11258
                                          Church Street Station
                                          New York, New York 10286
                                          1-800-432-8224

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
                                                              [logo]
                                                             ALLMERICA
                                                            FINANCIAL(R)

                                                 THE ALLMERICA FINANCIAL COMPANIES
                                                 ---------------------------------
  First Allmerica Financial Life Insurance Company o Allmerica Financial Life Insurance and Annuity Company (all states except NY)
            Allmerica Trust Company, N.A. o Allmerica Investments, Inc. o Allmerica Investment Management Company, Inc.
                                                     o Financial Profiles, Inc.
  The Hanover Insurance Company o AMGRO, Inc. o Allmerica Financial Alliance Insurance Company o Allmerica Asset Management, Inc.
          Allmerica Financial Benefit Insurance Company o Citizens Insurance Company of America o Citizens Management Inc.

                                         440 Lincoln Street, Worcester, Massachusetts 01653

12719 (10/02)                                                                                                              02-1371
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